7. Exploration and Evaluation Assets	12 Months Ended
Jun. 30, 2023
Notes
7. Exploration and Evaluation Assets

7.Exploration and Evaluation Assets

The following summarizes the movement of the Company’s E&E assets for the years ended June 30, 2023, 2022 and 2021:

$
Balance, June 30, 2020	5,396,879
Exploration and evaluation expenditures	333,345
Balance, June 30, 2021	5,730,224
Exploration and evaluation expenditures	6,347,360
Balance, June 30, 2022	12,077,584
Exploration and evaluation expenditures	9,364,448
Balance, June 30, 2023	21,442,032